Investments in Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line Items]
Summary of Consolidated Associates
(a)	Associates as of December 31, 2020 and 2021 are as follows:

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2020			2021
					Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture glass for display	40%	~~W~~	47,262	40%	~~W~~	48,398
WooRee E&L Co., Ltd.	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	14%		10,540	13%		11,947
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15%		24,493	15%		27,337
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell glass for display	14%		20,196	15%		20,708
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%		—	10%		—
Cynora GmbH(*1)	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	12%		2,609	11%		—
Material Science Co., Ltd.(*2)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	10%	~~W~~	3,791	10%	~~W~~	3,679
Nanosys Inc.(*3)	Milpitas, U.S.A.	December 31	July 2001	Develop, manufacture, and sell materials for display	3%		5,660	4%		14,650

						~~W~~	114,551		~~W~~	126,719

(*1)	During 2021, the Controlling Company recognized an impairment loss of ~~W~~ 2,609 million as finance cost for the investments in Cynora GmbH.
(*2)
During 2021, the Controlling Company recognized a reversal of impairment loss of
~~W~~
636 million as finance income for the difference between the carrying amount and the recoverable amount of investments in Material Science Co., Ltd.

(*3)
During 2021, the Controlling Company recognized a reversal of impairment loss of
~~W~~
4,065 million as finance income for the difference between the carrying amount and the recoverable amount of investments in Nanosys Inc.

Summary of Financial Information of Significant Associates
(b)
Summary of financial information of Paju Electric Glass Co., Ltd., a significant associate of the Group, as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 is as follows:

(In millions of won)	December 31, 2020		December 31, 2021
Total assets	~~W~~	204,880	227,616
Current assets		143,086	175,730
Non-current assets		61,794	51,886
Total liabilities		85,224	105,023
Current liabilities		64,921	93,561
Non-current liabilities		20,303	11,462

(In millions of won)	2019		2020	2021
Revenue	~~W~~	346,434	307,756	425,516
Profit for the year		13,672	9,615	13,364
Other comprehensive income (loss)		9,933	(409)	(1,258)
Total comprehensive income		23,605	9,206	12,106

Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements
(c)	Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2020 and 2021 is as follows:

(i)	As of December 31, 2020

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value

Paju Electric Glass Co., Ltd.	~~W~~	119,656	40%	47,862	—	(600)	—	47,262

(ii)	As of December 31, 2021

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value

Paju Electric Glass Co., Ltd.	~~W~~	122,593	40%	49,037	—	(639)	—	48,398

(d)	Book value of other associates, in aggregate, as of December 31, 2020 and 2021 is as follows:

(i)	As of December 31, 2020

(In millions of won)
	Book value		Net profit (loss) of associates (applying ownership interest)
			Profit for the year	Other comprehensive loss	Total comprehensive income
Other associates	~~W~~	67,289	8,510	(7)	8,503

(ii)	As of December 31, 2021

(In millions of won)
	Book value		Net profit of associates (applying ownership interest)
			Profit for the year	Other comprehensive income	Total comprehensive income
Other associates	~~W~~	78,321	2,473	6,867	9,340

Changes in Investments in Associates and a Joint Venture Accounted for Using Equity Method

(e)	Changes in investments in associates accounted for using the equity method for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)		2020
Company		January 1		Dividends received	Equity income on investments	Other comprehensive loss	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	50,697	(7,739)	4,035	(164)	433	47,262
	Others		58,914	(500)	8,510	(7)	372	67,289

		~~W~~	109,611	(8,239)	12,545	(171)	805	114,551

(In millions of won)		2021
Company		January 1		Dividends received	Equity income on investments	Other comprehensive income (loss)	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	47,262	(3,668)	5,307	(503)	—	48,398
	Others		67,289	(400)	2,473	6,867	2,092	78,321

		~~W~~	114,551	(4,068)	7,780	6,364	2,092	126,719